Servicing Advance Liabilities (Tables)	6 Months Ended
Jun. 30, 2014
Text Block [Abstract]
Summary of Servicing Advance Liabilities

Servicing advance liabilities consist of the following (in thousands):

	June 30, 2014	December 31, 2013
Early Advance Reimbursement Agreement	$928,873	$903,381
Receivables Loan Agreement	64,387	67,905
Indenture Agreement	36,936	—
Revolving Credit Agreement	10,245	—

Total servicing advance liabilities	$1,040,441	$971,286